Investments in associates and joint ventures (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in joint ventures
Investments in joint ventures	$ 1,599,674	$ 1,105,282
Investments in associates
Investments in associates	244,662	225,178
Investments in joint ventures and associates	1,844,336	1,330,460	$ 1,552,694	$ 1,931,934
Gross carrying amount [member]
Investments in joint ventures
Investments in joint ventures	2,133,431	1,941,174
Investments in associates
Investments in associates	255,874	235,082
Invercolsa S.A. [member] | Gross carrying amount [member]
Investments in associates
Investments in associates	243,294	223,963
Serviport S.A. [member] | Gross carrying amount [member]
Investments in associates
Investments in associates	11,212	9,905
Serviport S.A. [member] | Accumulated impairment [member]
Investments in associates
Investments in associates	(11,212)	(9,904)
Sociedad Portuaria de Oleofinas y Derivados S.A. [Member] | Gross carrying amount [member]
Investments in associates
Investments in associates	1,368	1,214
Equion Energy Limited [Member]
Investments in joint ventures
Investments in joint ventures	1,939,686	1,336,811
Equion Energy Limited [Member] | Gross carrying amount [member]
Investments in joint ventures
Investments in joint ventures	1,364,933	1,057,466
Equion Energy Limited [Member] | Accumulated impairment [member]
Investments in joint ventures
Investments in joint ventures	(187,636)	(296,427)
Offshore International Group [member]
Investments in joint ventures
Investments in joint ventures	771,492	1,007,754
Offshore International Group [member] | Gross carrying amount [member]
Investments in joint ventures
Investments in joint ventures	727,194	845,325
Offshore International Group [member] | Accumulated impairment [member]
Investments in joint ventures
Investments in joint ventures	(346,121)	(539,465)
Ecodiesel Colombia S.A. [member] | Gross carrying amount [member]
Investments in joint ventures
Investments in joint ventures	$ 41,304	$ 38,383